TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
Disclosure of income expense
The following table summarises the major components of income tax expense for the periods presented:

	31 December 2019	31 December 2018	31 December 2017
	€ million	€ million	€ million
Current income tax:
Current income tax charge	330	315	294
Adjustment in respect of current income tax from prior periods	(20)	4	—
Total current tax	310	319	294
Deferred tax:
Relating to the origination and reversal of temporary differences	45	21	196
Adjustment in respect of deferred income tax from prior periods	6	(6)	(3)
Relating to changes in tax rates or the imposition of new taxes	3	(38)	(16)
Total deferred tax	54	(23)	177
Income tax charge per the consolidated income statement	364	296	471

Disclosure of income tax relating to components of other comprehensive income
The following table summarises the taxes on items recognised in other comprehensive income (OCI) and directly within equity for the periods presented:

	31 December 2019	31 December 2018	31 December 2017
	€ million	€ million	€ million
Taxes charged (credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	2	(3)	—
Deferred tax on net gain/loss on net investment hedges	—	(41)	(27)
Current tax on net gain/loss on net investment hedges	—	41	—
Deferred tax on net gain/loss on pension plan remeasurements	(12)	—	18
Total taxes charged (credited) to OCI	(10)	(3)	(9)
Taxes charged (credited) to equity:
Deferred tax charge (credit): share-based compensation	(2)	12	(12)
Current tax charge (credit): share-based compensation	(4)	(5)	(2)
Total taxes charged (credited) to equity	(6)	7	(14)

Disclosure of effective income tax rate reconciliation

	31 December 2019	31 December 2018	31 December 2017
	€ million	€ million	€ million
Accounting profit before tax from continuing operations	1,452	1,205	1,159
Tax expense at the UK statutory rate	276	229	223
Taxation of foreign operations, net(A)	89	81	86
Non-deductible expense items for tax purposes	4	30	7
Rate and law change benefit, net(B)(C)(D)(E)(F)	3	(38)	(16)
Deferred taxes not recognised	6	(4)	174
Adjustment in respect of prior periods	(14)	(2)	(3)
Total provision for income taxes	364	296	471
(A) This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 19% (2018: 19%, 2017: 19.25%), with the benefit of some income being fully or partially exempt from income taxes due to various operating and financing activities.
(B) In 2019, France enacted two law changes that decelerated the trajectory of the rate reduction from 33.33% to 25% effective for tax years beginning on or after 1 January 2019. The Group recognised a net deferred tax expense of €1 million to reflect the impact of these changes. In 2017, the Group had previously recognised a deferred tax benefit of €11 million to reflect the incremental rate reduction ultimately reaching 25% effective 1 January 2022.
(C) In 2018, the Netherlands enacted a staggered reduction in the tax rate from 25% in 2018 to 20.5% in 2021 and deferred tax balances were adjusted accordingly. The Group recognised a deferred tax benefit of €9 million to reflect the impact of the rate reduction. In 2019, the ultimate level to which the rate will reduce was increased to 21.7%. The Group has recognised a deferred tax expense of €2 million to reflect the impact of this amendment.
(D) In 2018, the Basque territory enacted a law change which reduced the rate of tax from 28% in prior years, to 26% in 2018 and 24% from 2019. Additionally, the rules relating to the use of tax credits changed. The Group recognised a deferred tax benefit of €23 million to reflect the impact of this change.
(E) In 2017, Belgium enacted an incremental corporate income tax rate reduction from 34%, ultimately reaching 25%, effective 1 January 2020. As a result, the Group recognised a deferred tax benefit of €20 million to reflect the impact of this change.
(F) In 2018, Sweden enacted an incremental corporate income tax rate reduction from 22%, ultimately reaching 20.6%, effective 1 January 2021. As a result, the Group recognised a deferred tax benefit of €5 million to reflect the impact of this change.

Disclosure of deferred tax liabilities and assets
The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the period presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Tax losses	Employee and retiree benefit accruals	Tax credits	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2017	1,997	237	31	(14)	(83)	(28)	41	2,181
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(3)	(23)	28	10	(9)	11	1	15
Effect of tax rate changes on income statement	(40)	(1)	—	—	—	4	(1)	(38)
Amounts charged/(credited) directly to OCI (excluding effect of tax rate changes)	—	—	(44)	—	—	—	—	(44)
Amount charged/(credited) to equity (excluding effect of tax rate changes)	—	—	—	—	11	1	—	12
Effect of movements in foreign exchange	(5)	(1)	—	—	—	—	—	(6)
As at 31 December 2018	1,949	212	15	(4)	(81)	(12)	41	2,120
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	2	10	(10)	—	36	9	4	51
Effect of tax rate changes on income statement	2	1	—	—	—	—	—	3
Amounts charged/(credited) directly to OCI	—	—	2	—	(12)	—	—	(10)
Amount charged/(credited) to equity	—	—	—	—	(2)	—	—	(2)
Effect of movements in foreign exchange	13	1	—	—	—	—	—	14
As at 31 December 2019	1,966	224	7	(4)	(59)	(3)	45	2,176